Nonoperating Income (Expense)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Other Income and Expenses [Abstract]
Nonoperating Income (Expense)
NONOPERATING INCOME (EXPENSE)
The Company received $265 million of cash proceeds from the sale of marketable equity securities during the first quarter of 2016. The Company recorded a pretax gain related to this sale of $223 million ($140 million after-tax or $0.20 per diluted share) during the three-month period ended April 1, 2016.

NONOPERATING INCOME (EXPENSE)
The Company received $265 million of cash proceeds from the sale of certain marketable equity securities during 2016. The Company recorded a pretax gain related to this sale of $223 million ($140 million after-tax or $0.20 per diluted share).
In the third quarter of 2016, the Company paid $188 million of make-whole premiums associated with the early extinguishment of the Redeemed Notes. The Company recorded a loss on extinguishment of these borrowings, net of certain deferred gains, of $179 million ($112 million after-tax or $0.16 per diluted share).
During 2015, the Company received cash proceeds of $43 million from the sale of certain marketable equity securities and recorded a pretax gain related to these sales of $12 million ($8 million after-tax or $0.01 per diluted share).
During 2014, the Company received cash proceeds of $167 million from the sale of certain marketable equity securities and recorded a pretax gain related to these sales of $123 million ($77 million after-tax or $0.11 per diluted share).